Leases - Schedule of Maturities of Operating Leases Liabilities and the Reconciliation of Undiscounted Cash Flows (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturities of Operating Leases Liabilities and the Reconciliation of Undiscounted Cash Flows [Abstract]
2026	$ 229
2027	36
2028	3
Undiscounted cash flows for operating leases	268
Less: amount representing interest	(51)
Operating lease liabilities	$ 217	$ 459